BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Par (000)
Pa r (000) Value
Corporate Bonds — 5.9%
Argentina — 0.0%
Tarjeta Naranja SA, (Argentina Deposit
Rates Badlar Private Banks ARS
30 to 35 Days + 3.50%), 5.93%
,
04/11/22
(a)(b)(c)
.............. USD 193 $ 11,286
Brazil — 1.5%
Petrobras Global Finance BV, 6.85%
,
06/05/15
(c)
................ 549 565,539
China — 0.7%
China Evergrande Group
(c)(d)(e)(f)
:
12.00%, 01/22/24 ........... 222 52,725
8.75%, 06/28/25 ............ 918 214,582
267,307
Kazakhstan — 1.6%
Development Bank of Kazakhstan JSC,
8.95%
,
05/04/23
(a)
........... KZT 258,500 599,060
South Africa — 0.6%
Growthpoint Properties International
Pty. Ltd., 5.87%
,
05/02/23
(c)(f)
.... USD 219 231,223
Ukraine — 0.1%
State Savings Bank of Ukraine, 9.38%
,
03/10/23
(c)(f)(g)
.............. 30 31,234
United States — 1.4%
CITGO Petroleum Corp., 7.00%
,
06/15/25
(a)
................ 543 555,217
Total Corporate Bonds — 5.9%
(Cost: $2,559,676) .............................. 2,260,866
Foreign Agency Obligations — 1.3%
Bolivarian Republic of Venezuela — 1.1%
Petroleos de Venezuela SA, 8.50%
,
10/27/20
(a)(c)(d)(e)
............. 1,741 417,720
Ukraine — 0.2%
Ukreximbank Via Biz Finance plc,
9.63%
,
04/27/22
(c)(f)
.......... 65 66,089
Total Foreign Agency Obligations — 1.3%
(Cost: $1,372,986) .............................. 483,809
Foreign Government Obligations — 79.7%
Argentina — 3.6%
Argentine Republic (The)
(c)
:
1.00%, 07/09/29 ............ 370 141,616
0.50%, 07/09/30
(g)
........... 362 132,225
2.00%, 01/09/38
(g)
........... 629 242,603
Province of Salta Argentina, 5.00%
,
12/01/27
(a)(c)(g)
.............. 300 211,385
Provincia de Buenos Aires:
(Argentina Deposit Rates Badlar
Private Banks ARS 30 to 35 Days
+ 3.83%), 37.96%, 05/31/22
(b)(d)(e)
ARS 3,927 22,134
(Argentina Deposit Rates Badlar
Private Banks ARS 30 to 35 Days
+ 3.75%), 3,165.75%, 04/12/25
(a)
(b)(d)(e)(f)
................. 14,851 78,343
3.90%, 09/01/37
(a)(c)(g)
......... USD 1,211 549,355
1,377,661
Security
Par (000)
Par (000) Value
Benin — 1.1%
Benin Government Bond, 4.95%
,
01/22/35
(a)
................ EUR 364 $ 409,992
Brazil — 2.9%
Federative Republic of Brazil:
10.00%, 01/01/25 ........... BRL 3 558,170
10.00%, 01/01/27 ........... 2 312,033
10.00%, 01/01/29 ........... 1 164,219
10.00%, 01/01/31 ........... —
( i )
84,662
1,119,084
Chile — 3.4%
Bonos de la Tesoreria de la Republica
en pesos:
4.50%, 03/01/26 ............ CLP 270,000 324,536
6.00%, 01/01/43 ............ 50,000 62,198
Republic of Chile:
5.00%, 10/01/28
(a)(f)
.......... 215,000 257,136
4.70%, 09/01/30
(a)(f)
.......... 160,000 185,066
2.55%, 01/27/32
(c)
........... USD 232 230,158
3.10%, 05/07/41
(c)
........... 263 253,927
1,313,021
China — 1.9%
People's Republic of China:
3.02%, 05/27/31 ............ CNY 3,030 475,095
3.72%, 04/12/51 ............ 1,510 246,230
721,325
Colombia — 2.4%
Republic of Colombia:
7.75%, 09/18/30 ............ COP 1,971,600 527,089
7.00%, 06/30/32 ............ 861,900 213,707
4.13%, 05/15/51
(c)
........... USD 201 173,212
914,008
Costa Rica — 1.6%
Republic of Costa Rica
(c)(f)
:
6.13%, 02/19/31 ............ 364 373,396
7.16%, 03/12/45 ............ 250 250,047
623,443
Dominican Republic — 3.7%
Dominican Republic Government Bond:
9.75%, 06/05/26
(f)
........... DOP 18,150 387,681
4.88%, 09/23/32
(a)(c)
.......... USD 336 342,783
7.45%, 04/30/44
(c)(f)
.......... 356 425,264
5.88%, 01/30/60
(a)(c)
.......... 250 244,109
1,399,837
Ecuador — 3.0%
Republic of Ecuador
(c)
:
0.00%, 07/31/30
(a)(h)
.......... 83 43,160
5.00%, 07/31/30
(a)(g)
.......... 640 535,943
1.00%, 07/31/35
(a)(g)
.......... 372 242,064
1.00%, 07/31/35
(g)
........... 500 324,991
1,146,158
Egypt — 7.3%
Arab Republic of Egypt:
14.85%, 04/10/23 ........... EGP 8,474 546,897
5.25%, 10/06/25
(a)(c)
.......... USD 321 325,815
6.38%, 04/11/31
(a)
........... EUR 188 212,870
15.43%, 07/28/35 ........... EGP 2,567 162,415
8.50%, 01/31/47
(c)(f)
.......... USD 437 418,428
7.90%, 02/21/48
(c)(f)
.......... 259 234,395
8.75%, 09/30/51
(a)(c)
.......... 400 386,500
7.50%, 02/16/61
(a)(c)
.......... 208 180,960

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Egypt (continued)
7.50%, 02/16/61
(c)(f)
.......... USD 382 $ 332,340
2,800,620
El Salvador — 0.4%
Republic of El Salvador, 9.50%
,
07/15/52
(c)(f)
................ 210 163,800
Gabon — 4.5%
Gabonese Republic
(c)
:
6.38%, 12/12/24
(f)
........... 529 562,450
6.95%, 06/16/25
(f)
........... 872 942,469
6.63%, 02/06/31
(a)
........... 200 196,475
1,701,394
Ghana — 5.6%
Republic of Ghana:
20.75%, 01/16/23 ........... GHS 1,634 280,553
17.60%, 02/20/23 ........... 2,361 391,773
7.63%, 05/16/29
(c)(f)
.......... USD 416 394,628
8.88%, 05/07/42
(a)(c)
.......... 369 340,403
8.95%, 03/26/51
(c)(f)
.......... 363 330,398
8.75%, 03/11/61
(c)(f)
.......... 439 392,027
2,129,782
Hungary — 1.2%
Hungary Government Bond, 4.00%
,
04/28/51 ................. HUF 130,000 440,936
Indonesia — 5.2%
Republic of Indonesia:
8.25%, 05/15/29 ............ IDR 4,173,000 328,002
7.00%, 09/15/30 ............ 8,155,000 597,250
6.50%, 02/15/31 ............ 6,681,000 470,354
8.38%, 03/15/34 ............ 4,622,000 363,301
4.75%, 07/18/47
(c)(f)
.......... USD 200 234,537
1,993,444
Ivory Coast — 1.6%
Republic of Cote d'Ivoire:
4.88%, 01/30/32
(a)
........... EUR 157 177,462
6.13%, 06/15/33
(c)(f)
.......... USD 200 210,663
6.88%, 10/17/40
(f)
........... EUR 193 238,694
626,819
Jamaica — 0.9%
Jamaica Government Bond, 6.75%
,
04/28/28
(c)
................ USD 301 350,345
Jordan — 0.8%
Hashemite Kingdom of Jordan, 5.85%
,
07/07/30
(c)(f)
................ 276 285,660
Mexico — 3.1%
United Mexican States:
8.00%, 12/07/23 ............ MXN 145 728,268
8.00%, 11/07/47 ............ 46 224,327
5.75%, 10/12/10
(c)
........... USD 196 222,681
1,175,276
Morocco — 0.5%
Kingdom of Morocco, 3.00%
,
12/15/32
(c)
(f)
....................... 200 189,750
Oman — 4.3%
Oman Government Bond
(c)
:
6.75%, 10/28/27
(a)
........... 204 226,440
7.38%, 10/28/32
(a)
........... 309 351,101
6.50%, 03/08/47
(f)
........... 288 276,984
7.00%, 01/25/51
(f)
........... 437 441,916
Security
Par (000)
Par (000) Value
Oman (continued)
7.00%, 01/25/51
(a)
........... USD 342 $ 345,848
1,642,289
Panama — 0.6%
Republic of Panama, 4.50%
,
04/16/50
(c)
200 217,162
Paraguay — 0.7%
Republic of Paraguay, 6.10%
,
08/11/44
(c)(f)
................ 235 285,642
Peru — 0.4%
Republic of Peru, 2.78%
,
01/23/31
(c)
. 140 138,757
Qatar — 1.2%
State of Qatar, 4.40%
,
04/16/50
(c)(f)
.. 367 446,364
Saudi Arabia — 0.7%
Kingdom of Saudi Arabia, 3.45%
,
02/02/61
(c)(f)
................ 287 280,901
Senegal — 1.1%
Republic of Senegal:
5.38%, 06/08/37
(a)
........... EUR 377 429,602
Serbia — 0.3%
Republic of Serbia, 1.00%
,
09/23/28
(a)
118 132,175
South Africa — 4.5%
Republic of South Africa:
8.88%, 02/28/35 ............ ZAR 14,220 837,995
5.65%, 09/27/47
(c)
........... USD 231 219,710
8.75%, 02/28/48 ............ ZAR 12,373 676,271
1,733,976
Sri Lanka — 0.6%
Democratic Socialist Republic of Sri
Lanka, 7.85%
,
03/14/29
(c)(f)
..... USD 361 219,714
Turkey — 2.1%
Republic of Turkey:
11.70%, 11/13/30 ........... TRY 5,676 466,565
6.50%, 09/20/33
(c)
........... USD 345 329,906
796,471
Ukraine — 5.4%
Ukraine Government Bond:
16.00%, 05/24/23
(a)
.......... UAH 2,518 99,095
6.75%, 06/20/26
(f)
........... EUR 184 231,093
6.88%, 05/21/29
(a)(c)
.......... USD 400 405,200
4.38%, 01/27/30
(a)
........... EUR 317 340,575
1.26%, 05/31/40
(b)(c)(f)
......... USD 918 996,489
2,072,452
Uruguay — 2.0%
Oriental Republic of Uruguay:
9.88%, 06/20/22
(a)
........... UYU 10,651 253,097
8.50%, 03/15/28
(f)
........... 6,407 155,812
4.38%, 01/23/31
(c)
........... USD 309 357,205
766,114
Zambia — 1.1%
Republic of Zambia
(c)(d)(e)
:
8.50%, 04/14/24 ............ 200 156,000
8.97%, 07/30/27 ............ 337 259,490
415,490
Total Foreign Government Obligations — 79.7%
(Cost: $31,008,956) .............................. 30,459,464

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 4.0%
U.S. Treasury Notes, 1.13%, 02/28/22 USD 1,531 $ 1,537,497
Total U.S. Treasury Obligations — 4.0%
(Cost: $1,537,688) .............................. 1,537,497
Total Long-Term Investments — 90.9%
(Cost: $36,479,306) .............................. 34,741,636
Short-Term Securities — 0.5%
Australia — 0.0%
Brown Brothers Harriman & Co.,
(0.23)%, 10/01/21 ........... AUD 8 5,945
Canada — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 10/01/21 ............ CAD —
( i )
71
Norway — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 10/01/21 ............ NOK 25 2,827
South Africa — 0.0%
Brown Brothers Harriman & Co.,
3.50%, 10/01/21 ............ ZAR 7 470
Switzerland — 0.0%
Brown Brothers Harriman & Co.,
(1.42)%, 10/01/21 ........... CHF 5 5,047
Security
Par (000)
Par (000) Value
United States — 0.5%
Bank of Montreal Ltd., 0.08%, 10/01/21 USD 184 $ 184,375
Total Short-Term Securities — 0.5%
(Cost: $198,735) ................................ 198,735
Total Investments Before Investments Sold Short — 91.4%
(Cost: $36,678,041) .............................. 34,940,371
Investments Sold Short — (0.5)%
Foreign Government Obligations — (0.5)%
Ecuador — (0.5)%
Republic of Ecuador
(a)(c)
:
0.00%, 07/31/30
(h)
........... 83 (43,160)
5.00%, 07/31/30
(g)
........... 165 (138,188)
(181,348)
Total Foreign Government
Obligations — (0.5)%
(Proceeds: $176,387) ............................ (181,348)
Total Investments Sold Short — (0.5)%
(Proceeds: $176,387 ) ............................ (181,348)
Total Investments Net of Investments Sold Short — 90.9%
(Cost: $36,501,654) .............................. 34,759,023
Other Assets Less Liabilities — 9.1% ................... 3,472,014
Net Assets — 100.0% .............................. $ 38,231,037
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Zero-coupon bond.
(i)
Rounds to less than 1,000.

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
Euro-BTP ............................................................... 12 12/08/21 $ 2,112 $ 6,316
Euro- Buxl ............................................................... 2 12/08/21 471 3,704
Long Gilt ............................................................... 24 12/29/21 4,047 75,016
$ 85,036
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EGP 19,738,647 USD 1,247,071 Goldman Sachs International 10/05/21 $ 8,183
USD 715,891 EGP 11,253,813 Bank of America NA 10/05/21 219
USD 2,158,336 PEN 8,774,716 JPMorgan Chase Bank NA 10/07/21 36,185
AUD 2,638,042 USD 1,899,442 Morgan Stanley & Co. International plc 10/08/21 7,762
BRL 4,645,922 USD 850,991 Citibank NA 10/08/21 1,466
CAD 300,444 USD 236,778 Westpac Banking Corp. 10/08/21 425
CHF 291,665 USD 312,238 Bank of America NA 10/08/21 759
CHF 1,674,307 USD 1,793,396 Morgan Stanley & Co. International plc 10/08/21 3,366
CNY 7,065,579 USD 1,088,687 Citibank NA 10/08/21 6,748
CNY 3,733,020 USD 576,415 Deutsche Bank AG 10/08/21 2,346
CNY 76,730,715 USD 11,821,985 Goldman Sachs International 10/08/21 74,210
CNY 2,699,742 USD 418,062 JPMorgan Chase Bank NA 10/08/21 501
CNY 72,905,077 USD 11,217,660 Morgan Stanley & Co. International plc 10/08/21 85,415
CNY 400,000 USD 61,951 Societe Generale SA 10/08/21 64
CNY 1,558,254 USD 241,164 Standard Chartered Bank 10/08/21 425
CNY 1,556,802 USD 240,385 State Street Bank and Trust Co. 10/08/21 979
CNY 3,112,279 USD 480,710 Westpac Banking Corp. 10/08/21 1,812
COP 5,381,893,152 USD 1,399,588 BNP Paribas SA 10/08/21 13,408
COP 1,602,452,487 USD 418,832 Citibank NA 10/08/21 1,885
COP 153,810,000 USD 40,118 JPMorgan Chase Bank NA 10/08/21 264
COP 1,600,415,537 USD 418,081 Natwest Markets plc 10/08/21 2,102
CZK 4,167,101 USD 189,742 Citibank NA 10/08/21 713
EUR 869,464 USD 1,005,653 Bank of America NA 10/08/21 1,575
IDR 22,958,182,319 USD 1,602,576 BNP Paribas SA 10/08/21 318
JPY 129,212,078 USD 1,160,056 State Street Bank and Trust Co. 10/08/21 965
KRW 1,316,985,459 USD 1,108,751 Citibank NA 10/08/21 3,338
KRW 926,926,151 USD 781,952 Standard Chartered Bank 10/08/21 763
MYR 8,765,590 USD 2,089,094 Barclays Bank plc 10/08/21 4,267
PHP 30,675,668 USD 599,763 UBS AG 10/08/21 595
PLN 2,289,460 USD 573,874 Barclays Bank plc 10/08/21 1,761
PLN 4,984,156 USD 1,247,104 JPMorgan Chase Bank NA 10/08/21 6,054
RUB 42,099,075 USD 577,479 BNP Paribas SA 10/08/21 458
RUB 309,408,946 USD 4,150,188 Citibank NA 10/08/21 97,386
RUB 48,202,381 USD 658,421 Deutsche Bank AG 10/08/21 3,303
RUB 30,390,783 USD 416,771 Goldman Sachs International 10/08/21 434
RUB 68,720,220 USD 941,449 JPMorgan Chase Bank NA 10/08/21 1,944
THB 92,261,984 USD 2,725,854 Goldman Sachs International 10/08/21 861
THB 11,434,262 USD 336,896 HSBC Bank plc 10/08/21 1,033
TRY 3,247,368 USD 363,986 JPMorgan Chase Bank NA 10/08/21 444
USD 1,623,635 AUD 2,214,280 Bank of America NA 10/08/21 22,794
USD 1,205,349 AUD 1,637,360 JPMorgan Chase Bank NA 10/08/21 21,600
USD 5,521,028 AUD 7,524,824 Morgan Stanley & Co. International plc 10/08/21 80,866
USD 384,562 AUD 529,741 Royal Bank of Canada 10/08/21 1,579
USD 861,406 AUD 1,176,747 State Street Bank and Trust Co. 10/08/21 10,663
USD 958,987 AUD 1,302,361 Toronto Dominion Bank 10/08/21 17,429
USD 1,526,813 AUD 2,083,738 Westpac Banking Corp. 10/08/21 20,349
USD 898,718 BRL 4,799,463 Bank of America NA 10/08/21 18,088

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,104,820 BRL 21,916,283 Barclays Bank plc 10/08/21 $ 83,509
USD 1,483,502 BRL 7,742,544 Citibank NA 10/08/21 62,861
USD 2,406,484 BRL 12,750,664 Goldman Sachs International 10/08/21 66,928
USD 1,550,906 BRL 8,175,784 JPMorgan Chase Bank NA 10/08/21 50,771
USD 385,486 CAD 487,442 Royal Bank of Canada 10/08/21 647
USD 770,998 CAD 974,919 Westpac Banking Corp. 10/08/21 1,292
USD 960,840 CHF 880,875 Bank of America NA 10/08/21 15,540
USD 1,539,829 CHF 1,424,436 Barclays Bank plc 10/08/21 11,213
USD 956,079 CHF 886,859 BNP Paribas SA 10/08/21 4,357
USD 572,829 CHF 525,255 Goldman Sachs International 10/08/21 9,158
USD 949,120 CHF 869,399 HSBC Bank plc 10/08/21 16,135
USD 3,845,172 CHF 3,522,025 JPMorgan Chase Bank NA 10/08/21 65,556
USD 2,617,749 CHF 2,423,803 Morgan Stanley & Co. International plc 10/08/21 16,676
USD 965,946 CHF 894,317 UBS AG 10/08/21 6,221
USD 733,652 CLP 582,841,218 BNP Paribas SA 10/08/21 15,061
USD 474,884 CLP 378,528,520 Citibank NA 10/08/21 8,192
USD 1,929,806 CLP 1,517,232,433 Goldman Sachs International 10/08/21 59,193
USD 728,055 CLP 559,619,449 JPMorgan Chase Bank NA 10/08/21 38,094
USD 2,633,479 CLP 2,066,180,196 Natwest Markets plc 10/08/21 86,063
USD 725,761 COP 2,734,667,015 Bank of America NA 10/08/21 7,785
USD 481,761 COP 1,823,947,178 JPMorgan Chase Bank NA 10/08/21 2,891
USD 1,199,768 CZK 25,925,942 Citibank NA 10/08/21 14,841
USD 191,296 CZK 4,112,945 JPMorgan Chase Bank NA 10/08/21 3,317
USD 70,048 CZK 1,509,392 State Street Bank and Trust Co. 10/08/21 1,062
USD 478,731 CZK 10,247,142 UBS AG 10/08/21 10,392
USD 2,477,265 EUR 2,082,174 Bank of America NA 10/08/21 65,179
USD 382,675 EUR 327,675 BNP Paribas SA 10/08/21 3,081
USD 305,177 EUR 260,194 Citibank NA 10/08/21 3,759
USD 187,255 EUR 158,576 Commonwealth Bank of Australia 10/08/21 3,553
USD 2,803,134 EUR 2,386,964 Goldman Sachs International 10/08/21 37,965
USD 1,160,533 EUR 991,919 HSBC Bank plc 10/08/21 11,448
USD 863,009 EUR 738,246 JPMorgan Chase Bank NA 10/08/21 7,791
USD 23,618 EUR 20,000 Morgan Stanley & Co. International plc 10/08/21 449
USD 3,594,462 EUR 3,055,199 Natwest Markets plc 10/08/21 55,179
USD 787,188 EUR 670,546 Royal Bank of Canada 10/08/21 10,397
USD 1,435,280 EUR 1,217,219 State Street Bank and Trust Co. 10/08/21 25,198
USD 419,911 EUR 360,111 Westpac Banking Corp. 10/08/21 2,742
USD 580,743 GBP 426,382 Bank of America NA 10/08/21 6,234
USD 27,519 GBP 20,000 Citibank NA 10/08/21 571
USD 480,942 GBP 349,640 HSBC Bank plc 10/08/21 9,836
USD 1,176,916 GBP 862,230 JPMorgan Chase Bank NA 10/08/21 15,144
USD 1,437,110 GBP 1,040,112 Morgan Stanley & Co. International plc 10/08/21 35,659
USD 1,147,416 GBP 837,147 UBS AG 10/08/21 19,441
USD 481,923 GBP 348,253 Westpac Banking Corp. 10/08/21 12,686
USD 2,581,885 HUF 772,365,429 Bank of America NA 10/08/21 92,910
USD 380,042 HUF 116,945,384 Barclays Bank plc 10/08/21 3,181
USD 480,274 HUF 141,060,865 BNP Paribas SA 10/08/21 25,700
USD 2,542,816 HUF 756,437,514 Citibank NA 10/08/21 105,169
USD 382,960 HUF 117,420,029 Deutsche Bank AG 10/08/21 4,570
USD 767,632 HUF 233,298,724 JPMorgan Chase Bank NA 10/08/21 15,819
USD 380,548 HUF 116,945,384 Natwest Markets plc 10/08/21 3,687
USD 55,278 HUF 16,406,405 State Street Bank and Trust Co. 10/08/21 2,408
USD 669,370 HUF 198,819,649 UBS AG 10/08/21 28,667
USD 675,988 IDR 9,670,647,249 Citibank NA 10/08/21 803
USD 2,340,961 IDR 33,502,247,301 Deutsche Bank AG 10/08/21 1,901
USD 684,109 IDR 9,778,124,362 Natwest Markets plc 10/08/21 1,420
USD 719,949 IDR 10,308,946,340 Standard Chartered Bank 10/08/21 199
USD 484,354 IDR 6,903,546,391 UBS AG 10/08/21 2,362
USD 2,321,753 INR 171,015,390 BNP Paribas SA 10/08/21 19,544
USD 2,072,986 INR 153,705,686 Citibank NA 10/08/21 3,801
USD 53,246 INR 3,926,325 Credit Suisse International 10/08/21 390
USD 384,317 INR 28,378,169 Deutsche Bank AG 10/08/21 2,290
USD 122,833 INR 9,063,131 Goldman Sachs International 10/08/21 825

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 722,286 INR 53,057,714 Standard Chartered Bank 10/08/21 $ 8,023
USD 1,422,523 JPY 157,203,020 Citibank NA 10/08/21 9,993
USD 1,445,559 JPY 158,759,635 Deutsche Bank AG 10/08/21 19,042
USD 4,771,498 JPY 526,821,729 Goldman Sachs International 10/08/21 37,800
USD 359,798 JPY 39,565,656 JPMorgan Chase Bank NA 10/08/21 4,285
USD 2,105,359 JPY 233,739,935 Standard Chartered Bank 10/08/21 5,115
USD 2,107,888 KRW 2,456,692,277 Citibank NA 10/08/21 33,408
USD 721,193 KRW 836,007,192 Credit Suisse International 10/08/21 15,252
USD 482,276 KRW 562,478,777 Deutsche Bank AG 10/08/21 7,308
USD 1,467,270 KRW 1,709,232,300 Standard Chartered Bank 10/08/21 23,960
USD 2,533,180 MXN 50,657,229 Bank of America NA 10/08/21 80,935
USD 272,103 MXN 5,481,904 Citibank NA 10/08/21 6,732
USD 4,187,892 MXN 84,570,517 Goldman Sachs International 10/08/21 93,951
USD 1,205,457 MXN 24,162,596 HSBC Bank plc 10/08/21 35,780
USD 619,016 MXN 12,566,396 JPMorgan Chase Bank NA 10/08/21 10,695
USD 4,800,943 MXN 97,517,138 Morgan Stanley & Co. International plc 10/08/21 80,276
USD 1,388,060 MXN 28,351,934 Natwest Markets plc 10/08/21 15,583
USD 990,392 MXN 19,867,012 Royal Bank of Canada 10/08/21 28,658
USD 384,561 MXN 7,742,571 Standard Chartered Bank 10/08/21 9,754
USD 318,088 MXN 6,338,239 State Street Bank and Trust Co. 10/08/21 11,263
USD 765,086 MXN 15,400,000 UBS AG 10/08/21 19,594
USD 1,444,383 MYR 6,008,978 Goldman Sachs International 10/08/21 9,344
USD 801,607 NZD 1,134,910 Bank of America NA 10/08/21 18,139
USD 1,791,012 NZD 2,538,347 Barclays Bank plc 10/08/21 38,702
USD 3,768,317 NZD 5,321,014 Morgan Stanley & Co. International plc 10/08/21 95,035
USD 1,100,418 NZD 1,569,596 Standard Chartered Bank 10/08/21 16,871
USD 429,936 NZD 615,725 Toronto Dominion Bank 10/08/21 4,880
USD 6,393,241 NZD 9,043,445 Westpac Banking Corp. 10/08/21 150,233
USD 392,486 PHP 19,665,300 BNP Paribas SA 10/08/21 7,613
USD 483,805 PHP 24,320,898 Goldman Sachs International 10/08/21 7,817
USD 1,678,325 PHP 83,965,088 Standard Chartered Bank 10/08/21 35,031
USD 2,095,745 PLN 8,168,891 Bank of America NA 10/08/21 41,854
USD 2,521,651 PLN 9,947,531 Barclays Bank plc 10/08/21 20,559
USD 3,264,898 PLN 12,629,980 BNP Paribas SA 10/08/21 89,363
USD 414,274 PLN 1,599,726 Goldman Sachs International 10/08/21 12,057
USD 2,112,359 PLN 8,267,842 HSBC Bank plc 10/08/21 33,589
USD 832,491 PLN 3,217,590 Societe Generale SA 10/08/21 23,498
USD 381,792 PLN 1,510,457 UBS AG 10/08/21 2,020
USD 1,246,175 RON 5,259,173 BNP Paribas SA 10/08/21 15,432
USD 243,362 RON 1,021,234 Citibank NA 10/08/21 4,374
USD 385,940 RUB 28,053,985 Bank of America NA 10/08/21 814
USD 385,994 RUB 28,055,994 Credit Suisse International 10/08/21 841
USD 84,289 RUB 6,128,761 Morgan Stanley & Co. International plc 10/08/21 153
USD 766,138 THB 25,680,957 Citibank NA 10/08/21 7,162
USD 935,652 THB 30,777,682 HSBC Bank plc 10/08/21 26,047
USD 2,828,198 THB 93,530,474 Standard Chartered Bank 10/08/21 63,994
USD 1,203,890 TRY 10,200,231 Bank of America NA 10/08/21 59,186
USD 470,330 TRY 4,024,540 Barclays Bank plc 10/08/21 18,683
USD 1,576,034 TRY 13,935,554 Citibank NA 10/08/21 12,140
USD 138,532 TRY 1,196,519 Credit Agricole Corporate & Investment Bank SA 10/08/21 4,255
USD 483,254 TRY 4,077,119 Deutsche Bank AG 10/08/21 25,706
USD 398,968 TRY 3,408,855 Morgan Stanley & Co. International plc 10/08/21 16,415
USD 572,724 TRY 5,099,250 UBS AG 10/08/21 469
USD 1,458,818 ZAR 21,014,801 Bank of America NA 10/08/21 64,112
USD 3,507,531 ZAR 51,132,702 Citibank NA 10/08/21 113,966
USD 1,262,663 ZAR 18,477,708 Goldman Sachs International 10/08/21 36,338
USD 2,103,104 ZAR 31,586,664 JPMorgan Chase Bank NA 10/08/21 6,766
USD 1,696,528 ZAR 24,522,195 Morgan Stanley & Co. International plc 10/08/21 69,044
ZAR 1,635,000 USD 108,317 JPMorgan Chase Bank NA 10/08/21 194
ZAR 36,758,134 USD 2,430,398 Morgan Stanley & Co. International plc 10/08/21 9,159
ZAR 2,850,000 USD 188,939 State Street Bank and Trust Co. 10/08/21 209
EGP 5,580,000 USD 341,024 Goldman Sachs International 10/12/21 13,067
EGP 5,581,361 USD 341,159 Standard Chartered Bank 10/12/21 13,019

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
UAH 33,415,004 USD 1,233,709 BNP Paribas SA 12/07/21 $ 1,197
KZT 619,236,442 USD 1,398,298 Citibank NA 12/08/21 34,714
KZT 619,235,000 USD 1,398,295 Goldman Sachs International 12/08/21 34,713
EGP 20,165,762 USD 1,254,480 Goldman Sachs International 12/14/21 2,442
UAH 33,415,004 USD 1,224,890 Goldman Sachs International 12/14/21 7,598
KZT 944,410,998 USD 2,136,773 Natwest Markets plc 12/15/21 45,392
3,739,430
USD 538,549 EGP 8,484,834 Goldman Sachs International 10/05/21 (1,033)
PEN 853,735 USD 207,942 Goldman Sachs International 10/07/21 (1,468)
PEN 5,073,742 USD 1,229,998 JPMorgan Chase Bank NA 10/07/21 (2,922)
PEN 798,782 USD 194,115 Standard Chartered Bank 10/07/21 (931)
AUD 1,947,477 USD 1,442,107 Bank of America NA 10/08/21 (34,155)
AUD 382,612 USD 281,989 Barclays Bank plc 10/08/21 (5,375)
AUD 976,930 USD 723,862 Citibank NA 10/08/21 (17,579)
AUD 2,290,914 USD 1,683,488 Deutsche Bank AG 10/08/21 (27,243)
AUD 1,343,785 USD 982,596 JPMorgan Chase Bank NA 10/08/21 (11,091)
AUD 2,284,774 USD 1,660,029 Morgan Stanley & Co. International plc 10/08/21 (8,224)
AUD 326,117 USD 238,510 Natwest Markets plc 10/08/21 (2,740)
AUD 861,354 USD 629,194 Standard Chartered Bank 10/08/21 (6,468)
AUD 1,310,650 USD 965,663 Westpac Banking Corp. 10/08/21 (18,113)
BRL 8,290,384 USD 1,569,997 Bank of America NA 10/08/21 (48,835)
BRL 5,377,032 USD 989,693 BNP Paribas SA 10/08/21 (3,088)
BRL 3,688,517 USD 698,820 Citibank NA 10/08/21 (22,032)
BRL 1,235,693 USD 234,388 Deutsche Bank AG 10/08/21 (7,657)
BRL 3,865,680 USD 732,812 Goldman Sachs International 10/08/21 (23,517)
BRL 14,803,956 USD 2,810,748 JPMorgan Chase Bank NA 10/08/21 (94,443)
BRL 2,481,212 USD 479,986 Standard Chartered Bank 10/08/21 (24,721)
CAD 4,388,291 USD 3,476,052 Barclays Bank plc 10/08/21 (11,461)
CAD 302,278 USD 240,143 Deutsche Bank AG 10/08/21 (1,492)
CAD 297,842 USD 238,338 HSBC Bank plc 10/08/21 (3,189)
CAD 294,684 USD 233,399 State Street Bank and Trust Co. 10/08/21 (744)
CAD 304,075 USD 241,399 Toronto Dominion Bank 10/08/21 (1,329)
CAD 1,514,628 USD 1,201,178 Westpac Banking Corp. 10/08/21 (5,367)
CHF 400,995 USD 435,076 Bank of America NA 10/08/21 (4,753)
CHF 118,944 USD 128,401 Bank of Montreal 10/08/21 (758)
CHF 1,106,248 USD 1,192,023 Barclays Bank plc 10/08/21 (4,867)
CHF 2,204,583 USD 2,390,913 BNP Paribas SA 10/08/21 (25,092)
CHF 519,506 USD 566,560 Goldman Sachs International 10/08/21 (9,059)
CHF 2,326,081 USD 2,520,390 JPMorgan Chase Bank NA 10/08/21 (24,186)
CHF 2,557,061 USD 2,787,149 Morgan Stanley & Co. International plc 10/08/21 (43,071)
CHF 768,925 USD 831,661 UBS AG 10/08/21 (6,499)
CLP 164,804,716 USD 209,969 Barclays Bank plc 10/08/21 (6,779)
CLP 560,949,343 USD 723,227 BNP Paribas SA 10/08/21 (31,626)
CLP 598,943,808 USD 765,967 Citibank NA 10/08/21 (27,523)
CLP 2,015,675,063 USD 2,563,787 Goldman Sachs International 10/08/21 (78,639)
CLP 374,385,633 USD 479,613 Natwest Markets plc 10/08/21 (18,029)
CLP 852,638,044 USD 1,065,111 UBS AG 10/08/21 (13,884)
CNY 1,558,088 USD 241,804 Deutsche Bank AG 10/08/21 (241)
COP 911,937,397 USD 241,062 Bank of America NA 10/08/21 (1,636)
COP 902,796,234 USD 238,362 Citibank NA 10/08/21 (1,336)
COP 1,267,539,742 USD 336,776 Credit Suisse International 10/08/21 (3,989)
CZK 15,472,969 USD 724,000 Citibank NA 10/08/21 (16,819)
CZK 25,393,167 USD 1,170,853 Goldman Sachs International 10/08/21 (10,275)
CZK 30,659,198 USD 1,404,314 JPMorgan Chase Bank NA 10/08/21 (3,056)
EUR 781,685 USD 923,964 Barclays Bank plc 10/08/21 (18,424)
EUR 330,496 USD 390,410 Commonwealth Bank of Australia 10/08/21 (7,548)
EUR 982,123 USD 1,141,376 Deutsche Bank AG 10/08/21 (3,640)
EUR 2,168,967 USD 2,554,945 Goldman Sachs International 10/08/21 (42,314)
EUR 927,980 USD 1,079,217 HSBC Bank plc 10/08/21 (4,201)
EUR 3,028,671 USD 3,593,733 JPMorgan Chase Bank NA 10/08/21 (85,182)
EUR 723,791 USD 854,278 Morgan Stanley & Co. International plc 10/08/21 (15,804)
EUR 660,000 USD 774,605 UBS AG 10/08/21 (10,031)

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 135,312 USD 187,172 Bank of America NA 10/08/21 $ (4,851)
GBP 46,396 USD 63,922 Bank of Montreal 10/08/21 (1,408)
GBP 1,069,536 USD 1,453,125 Barclays Bank plc 10/08/21 (12,028)
GBP 40,000 USD 54,713 BNP Paribas SA 10/08/21 (817)
GBP 443,816 USD 605,900 Deutsche Bank AG 10/08/21 (7,900)
GBP 561,534 USD 768,031 Morgan Stanley & Co. International plc 10/08/21 (11,418)
GBP 580,254 USD 799,018 Royal Bank of Canada 10/08/21 (17,181)
GBP 49,692 USD 67,038 State Street Bank and Trust Co. 10/08/21 (82)
GBP 468,145 USD 641,652 UBS AG 10/08/21 (10,872)
GBP 945,248 USD 1,292,189 Westpac Banking Corp. 10/08/21 (18,558)
HUF 201,403,859 USD 680,709 Bank of America NA 10/08/21 (31,678)
HUF 585,827,781 USD 1,962,171 Barclays Bank plc 10/08/21 (74,320)
HUF 233,590,032 USD 762,193 BNP Paribas SA 10/08/21 (9,441)
HUF 826,504,100 USD 2,747,514 Citibank NA 10/08/21 (84,075)
HUF 606,399,322 USD 1,969,578 JPMorgan Chase Bank NA 10/08/21 (15,435)
HUF 70,731,661 USD 240,861 Natwest Markets plc 10/08/21 (12,926)
IDR 10,432,713,628 USD 728,949 BNP Paribas SA 10/08/21 (558)
IDR 3,252,727,825 USD 228,086 Citibank NA 10/08/21 (987)
IDR 11,038,776,016 USD 774,007 Deutsche Bank AG 10/08/21 (3,302)
IDR 12,587,151,077 USD 882,091 Goldman Sachs International 10/08/21 (3,282)
IDR 3,432,077,638 USD 239,720 JPMorgan Chase Bank NA 10/08/21 (99)
IDR 13,102,337,253 USD 921,209 Standard Chartered Bank 10/08/21 (6,430)
IDR 10,326,037,492 USD 721,326 UBS AG 10/08/21 (383)
INR 7,781,772 USD 105,703 Bank of America NA 10/08/21 (945)
INR 336,847,921 USD 4,565,311 BNP Paribas SA 10/08/21 (30,666)
INR 17,637,905 USD 240,717 Standard Chartered Bank 10/08/21 (3,276)
JPY 50,331,541 USD 457,604 Bank of America NA 10/08/21 (5,356)
JPY 216,027,421 USD 1,972,898 Barclays Bank plc 10/08/21 (31,808)
JPY 6,420,225 USD 58,529 BNP Paribas SA 10/08/21 (841)
JPY 137,722,346 USD 1,257,688 HSBC Bank plc 10/08/21 (20,199)
JPY 169,980,017 USD 1,537,593 JPMorgan Chase Bank NA 10/08/21 (10,257)
JPY 129,616,452 USD 1,183,463 Standard Chartered Bank 10/08/21 (18,809)
JPY 45,813,764 USD 417,056 State Street Bank and Trust Co. 10/08/21 (5,402)
JPY 85,166,466 USD 779,776 Westpac Banking Corp. 10/08/21 (14,522)
KRW 896,087,170 USD 772,739 BNP Paribas SA 10/08/21 (16,065)
KRW 1,741,287,687 USD 1,489,242 Citibank NA 10/08/21 (18,864)
KRW 556,870,330 USD 480,425 Deutsche Bank AG 10/08/21 (10,193)
KRW 1,048,170,241 USD 899,021 Goldman Sachs International 10/08/21 (13,925)
KRW 599,150,317 USD 510,415 JPMorgan Chase Bank NA 10/08/21 (4,480)
KRW 1,791,059,877 USD 1,531,630 Standard Chartered Bank 10/08/21 (19,223)
KRW 1,518,568,907 USD 1,291,539 UBS AG 10/08/21 (9,229)
MXN 49,648,480 USD 2,459,787 Bank of America NA 10/08/21 (56,374)
MXN 15,538,428 USD 776,187 Barclays Bank plc 10/08/21 (23,994)
MXN 4,835,649 USD 239,678 BNP Paribas SA 10/08/21 (5,591)
MXN 54,153,595 USD 2,639,431 Citibank NA 10/08/21 (17,932)
MXN 20,583,423 USD 1,026,700 Deutsche Bank AG 10/08/21 (30,285)
MXN 50,282,191 USD 2,501,749 Goldman Sachs International 10/08/21 (67,659)
MXN 58,282,400 USD 2,868,018 JPMorgan Chase Bank NA 10/08/21 (46,649)
MXN 74,392,726 USD 3,726,144 Morgan Stanley & Co. International plc 10/08/21 (124,897)
MXN 26,763,164 USD 1,306,949 Natwest Markets plc 10/08/21 (11,382)
MYR 847,657 USD 203,800 Barclays Bank plc 10/08/21 (1,365)
MYR 1,996,295 USD 480,468 Goldman Sachs International 10/08/21 (3,721)
NZD 1,567,363 USD 1,112,988 Barclays Bank plc 10/08/21 (30,982)
NZD 3,119,105 USD 2,210,968 Citibank NA 10/08/21 (57,741)
NZD 2,508,855 USD 1,772,960 HSBC Bank plc 10/08/21 (41,009)
NZD 2,052,303 USD 1,435,775 Morgan Stanley & Co. International plc 10/08/21 (18,998)
NZD 1,019,365 USD 718,694 Standard Chartered Bank 10/08/21 (14,990)
NZD 272,902 USD 192,312 State Street Bank and Trust Co. 10/08/21 (3,918)
NZD 1,705,131 USD 1,190,496 UBS AG 10/08/21 (13,384)
NZD 5,079,416 USD 3,614,341 Westpac Banking Corp. 10/08/21 (107,841)
PHP 11,451,798 USD 229,196 Barclays Bank plc 10/08/21 (5,071)
PHP 82,364,337 USD 1,642,218 BNP Paribas SA 10/08/21 (30,253)
PHP 8,667,500 USD 169,918 Citibank NA 10/08/21 (285)

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PHP 2,816,026 USD 56,317 Deutsche Bank AG 10/08/21 $ (1,204)
PHP 31,147,301 USD 622,573 Goldman Sachs International 10/08/21 (12,983)
PLN 16,381,239 USD 4,223,410 Bank of America NA 10/08/21 (104,702)
PLN 2,286,133 USD 579,848 Barclays Bank plc 10/08/21 (5,049)
PLN 7,443,598 USD 1,921,644 HSBC Bank plc 10/08/21 (50,112)
PLN 191,895 USD 49,749 JPMorgan Chase Bank NA 10/08/21 (1,501)
PLN 11,284,812 USD 2,846,588 Morgan Stanley & Co. International plc 10/08/21 (9,266)
PLN 374,045 USD 96,115 State Street Bank and Trust Co. 10/08/21 (2,069)
RON 6,211,519 USD 1,479,291 Bank of America NA 10/08/21 (25,681)
RUB 56,111,989 USD 770,822 Bank of America NA 10/08/21 (515)
RUB 27,864,327 USD 383,755 Citibank NA 10/08/21 (1,233)
RUB 42,318,129 USD 581,358 Goldman Sachs International 10/08/21 (414)
THB 2,942,966 USD 88,718 Citibank NA 10/08/21 (1,741)
THB 6,959,796 USD 216,107 HSBC Bank plc 10/08/21 (10,417)
THB 8,389,957 USD 256,863 JPMorgan Chase Bank NA 10/08/21 (8,906)
THB 13,109,203 USD 392,620 Standard Chartered Bank 10/08/21 (5,190)
THB 7,497,371 USD 228,050 State Street Bank and Trust Co. 10/08/21 (6,472)
THB 31,302,434 USD 936,638 Westpac Banking Corp. 10/08/21 (11,524)
TRY 4,077,120 USD 481,866 Bank of America NA 10/08/21 (24,318)
TRY 13,498,654 USD 1,575,788 Barclays Bank plc 10/08/21 (60,925)
TRY 4,066,936 USD 482,136 Citibank NA 10/08/21 (25,731)
TRY 6,103,918 USD 722,906 Deutsche Bank AG 10/08/21 (37,904)
TRY 4,115,325 USD 482,570 Standard Chartered Bank 10/08/21 (20,735)
TRY 171,459 USD 20,185 State Street Bank and Trust Co. 10/08/21 (943)
TRY 8,409,276 USD 987,150 UBS AG 10/08/21 (43,433)
USD 774,165 AUD 1,070,843 JPMorgan Chase Bank NA 10/08/21 (14)
USD 706,393 CAD 895,662 Bank of America NA 10/08/21 (739)
USD 949,877 CAD 1,210,455 HSBC Bank plc 10/08/21 (5,787)
USD 1,661,086 CAD 2,108,616 Morgan Stanley & Co. International plc 10/08/21 (3,683)
USD 891,449 CAD 1,134,104 Westpac Banking Corp. 10/08/21 (3,936)
USD 514,502 CHF 480,777 BNP Paribas SA 10/08/21 (1,438)
USD 62,261 CHF 58,194 JPMorgan Chase Bank NA 10/08/21 (189)
USD 2,199,720 CNY 14,230,362 Bank of America NA 10/08/21 (6,530)
USD 241,226 CNY 1,560,745 Barclays Bank plc 10/08/21 (749)
USD 1,091,155 CNY 7,088,927 BNP Paribas SA 10/08/21 (7,900)
USD 1,960,055 CNY 12,727,541 Citibank NA 10/08/21 (13,201)
USD 384,348 CNY 2,485,530 Deutsche Bank AG 10/08/21 (1,004)
USD 10,515,452 CNY 68,338,868 Goldman Sachs International 10/08/21 (79,686)
USD 10,952,416 CNY 71,181,219 Morgan Stanley & Co. International plc 10/08/21 (83,395)
USD 36,807 CNY 238,169 Westpac Banking Corp. 10/08/21 (118)
USD 336,338 COP 1,285,692,774 Bank of America NA 10/08/21 (1,215)
USD 150,410 COP 578,161,208 BNP Paribas SA 10/08/21 (1,384)
USD 384,498 COP 1,476,855,763 JPMorgan Chase Bank NA 10/08/21 (3,245)
USD 1,058,886 COP 4,073,632,116 Natwest Markets plc 10/08/21 (10,630)
USD 173,572 CZK 3,820,903 Citibank NA 10/08/21 (1,060)
USD 92,608 EUR 80,000 Royal Bank of Canada 10/08/21 (68)
USD 612,349 GBP 455,649 HSBC Bank plc 10/08/21 (1,594)
USD 202,048 IDR 2,924,884,134 BNP Paribas SA 10/08/21 (2,162)
USD 13,638 IDR 195,374,561 Deutsche Bank AG 10/08/21 (3)
USD 718,258 IDR 10,296,232,913 Standard Chartered Bank 10/08/21 (604)
USD 1,143,131 JPY 127,549,785 Bank of America NA 10/08/21 (2,953)
USD 190,750 JPY 21,247,978 JPMorgan Chase Bank NA 10/08/21 (171)
USD 381,842 JPY 42,495,957 Standard Chartered Bank 10/08/21 (1)
USD 975,400 KRW 1,159,604,091 Bank of America NA 10/08/21 (3,793)
USD 1,225,455 KRW 1,453,261,725 BNP Paribas SA 10/08/21 (1,708)
USD 2,307,637 KRW 2,736,650,532 JPMorgan Chase Bank NA 10/08/21 (3,245)
USD 1,180,635 KRW 1,399,609,735 UBS AG 10/08/21 (1,223)
USD 1,146,878 MYR 4,810,008 Barclays Bank plc 10/08/21 (1,828)
USD 773,209 NZD 1,120,142 Morgan Stanley & Co. International plc 10/08/21 (64)
USD 1,146,129 PHP 58,789,757 Citibank NA 10/08/21 (4,454)
USD 194,677 RUB 14,336,102 Barclays Bank plc 10/08/21 (2,129)
USD 1,741,018 RUB 128,504,547 Citibank NA 10/08/21 (23,096)
USD 95,578 RUB 6,964,501 Goldman Sachs International 10/08/21 (31)

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,088,250 RUB 227,392,979 JPMorgan Chase Bank NA 10/08/21 $ (33,407)
USD 458,704 RUB 33,489,747 UBS AG 10/08/21 (1,044)
USD 746,681 TRY 6,659,420 UBS AG 10/08/21 (661)
USD 190,892 ZAR 2,881,325 JPMorgan Chase Bank NA 10/08/21 (335)
USD 758,904 ZAR 11,483,853 Standard Chartered Bank 10/08/21 (3,254)
USD 462,972 ZAR 6,977,757 State Street Bank and Trust Co. 10/08/21 (126)
ZAR 26,628,292 USD 1,841,009 Bank of America NA 10/08/21 (73,747)
ZAR 5,419,969 USD 365,097 BNP Paribas SA 10/08/21 (5,386)
ZAR 38,577,487 USD 2,618,969 Citibank NA 10/08/21 (58,665)
ZAR 1,592,041 USD 110,562 Goldman Sachs International 10/08/21 (4,902)
ZAR 11,485,800 USD 764,222 HSBC Bank plc 10/08/21 (1,935)
ZAR 28,633,012 USD 1,925,909 JPMorgan Chase Bank NA 10/08/21 (25,599)
ZAR 1,320,000 USD 90,995 State Street Bank and Trust Co. 10/08/21 (3,389)
ZAR 68,850 USD 4,638 Toronto Dominion Bank 10/08/21 (69)
USD 269,968 EGP 4,292,490 Standard Chartered Bank 10/12/21 (2,422)
USD 2,101,680 CNY 13,654,825 Goldman Sachs International 11/08/21 (9,925)
EGP 11,253,813 USD 703,693 Bank of America NA 12/07/21 (773)
USD 829,327 KZT 363,867,227 Citibank NA 12/08/21 (12,720)
USD 581,385 KZT 254,791,902 JPMorgan Chase Bank NA 12/08/21 (8,252)
USD 541,797 EGP 8,693,128 Goldman Sachs International 12/14/21 (41)
USD 1,059,236 KZT 460,661,833 JPMorgan Chase Bank NA 12/15/21 (5,176)
(3,180,716)
$ 558,714
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 36.V1 ..................... 5.00 % Quarterly 06/20/26 USD 7,206 $ (674,301) $ (671,946) $ (2,355)
CDX.NA.HY.37.V1 ................... 5.00 Quarterly 12/20/26 USD 4,140 (390,538) (390,450) (88)
ITRAXX.EUR.CROSSOVER.36.V1 ........ 5.00 Quarterly 12/20/26 EUR 9,680 (1,345,787) (1,347,979) 2,192
$ (2,410,626) $ (2,410,375) $ (251)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.90% Semi-Annual 3 month LIBOR Quarterly N/A 09/10/26 USD 2,240 $ 16,532 $ — $ 16,532
0.59% Annual 1 day SONIA Annual N/A 08/06/31 GBP 1,226 48,968 193 48,775
1.26% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/31 USD 3,111 75,047 — 75,047
1.33% Semi-Annual 3 month LIBOR Quarterly N/A 09/03/31 USD 1,083 19,049 — 19,049
1.34% Semi-Annual 3 month LIBOR Quarterly N/A 09/07/31 USD 1,274 21,128 — 21,128
1.31% Semi-Annual 3 month LIBOR Quarterly N/A 09/07/31 USD 434 8,633 — 8,633
0.63% Annual 1 day SONIA Annual N/A 09/08/31 GBP 725 26,115 457 25,658
0.07% Annual
6 month
EURIBOR Semi-Annual N/A 09/22/31 EUR 915 9,100 — 9,100
0.06% Annual
6 month
EURIBOR Semi-Annual N/A 09/24/31 EUR 1,000 11,642 — 11,642
1.43% Semi-Annual 3 month LIBOR Quarterly N/A 09/28/31 USD 1,543 13,763 — 13,763
3.40% Annual 6 month BUBOR Semi-Annual 12/15/21
(a)
12/15/31 HUF 70,636 — — —
1.85% Annual 6 month WIBOR Semi-Annual 12/15/21
(a)
12/15/31 PLN 4,030 40,362 — 40,362

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
i
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.35% Annual
6 month
EURIBOR Semi-Annual N/A 09/08/51 EUR 120 $ 5,221 $ — $ 5,221
1.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/09/51 USD 109 3,020 — 3,020
0.41% Annual
6 month
EURIBOR Semi-Annual N/A 09/20/51 EUR 164 4,012 — 4,012
0.93% Annual 1 day SONIA Annual N/A 09/21/51 GBP 204 3,930 — 3,930
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 09/28/51 USD 597 21,026 — 21,026
1.77% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/51 USD 599 8,173 — 8,173
1.82% Semi-Annual 3 month LIBOR Quarterly 10/01/21
(a)
10/01/51 USD 406 631 224 407
1.83% Semi-Annual 3 month LIBOR Quarterly 10/01/21
(a)
10/01/51 USD 406 140 (591) 731
$ 336,492 $ 283 $ 336,209
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.EM.36.V1 ......... 1.00 % Quarterly Bank of America NA 12/20/26 USD 6,588 $ 260,014 $ 227,884 $ 32,130
People's Republic of China ... 1.00 Quarterly Citibank NA 12/20/26 USD 1,600 (44,120) (43,150) (970)
People's Republic of China ... 1.00 Quarterly Citibank NA 12/20/26 USD 510 (14,052) (14,539) 487
People's Republic of China ... 1.00 Quarterly Citibank NA 12/20/26 USD 320 (8,824) (8,391) (433)
People's Republic of China ... 1.00 Quarterly Citibank NA 12/20/26 USD 230 (6,342) (6,150) (192)
People's Republic of China ... 1.00 Quarterly Citibank NA 12/20/26 USD 400 (11,030) (10,385) (645)
People's Republic of China ... 1.00 Quarterly Citibank NA 12/20/26 USD 443 (12,214) (11,385) (829)
People's Republic of China ... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 1,550 (42,753) (42,258) (495)
$ – $ – $ –
$ 120,679 $ 91,626 $ 29,053
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Argentine Republic (The) 5.00 % Quarterly Barclays Bank plc 06/20/26 CCC+ USD 510 $ (221,581) $ (173,352) $ (48,229)
Argentine Republic (The) 5.00 Quarterly Barclays Bank plc 06/20/26 CCC+ USD 600 (260,830) (213,555) (47,275)
Argentine Republic (The) 5.00 Quarterly Barclays Bank plc 06/20/26 CCC+ USD 580 (251,994) (209,189) (42,805)
Argentine Republic (The) 5.00 Quarterly Citibank NA 06/20/26 CCC+ USD 1,300 (564,813) (444,128) (120,685)
Argentine Republic (The) 5.00 Quarterly Citibank NA 06/20/26 CCC+ USD 270 (117,308) (97,959) (19,349)
Argentine Republic (The) 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ USD 230 (99,929) (79,862) (20,067)
Argentine Republic (The) 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ USD 270 (117,308) (98,700) (18,608)
$ (1,633,763) $ (1,316,745) $ (317,018)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SONIA ......................................... Sterling Overnight Index Average 0.05%
3 month LIBOR ....................................... London Interbank Offered Rate 0.13
6 month BUBOR ...................................... Budapest Interbank Offered Rate 1.85
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.53)
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.21
Glossary of Terms Used in this Report
Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
GHS Ghanaian Cedi
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
RUB New Russian Ruble
THB Thai Baht
TRY Turkish Lira
UAH Ukrainian Hryvnia
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviations
BUBOR Budapest Interbank Offered Rate
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
WIBOR Warsaw Interbank Offered Rate

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ — $ 34,741,636 $ — $ 34,741,636
Short-Term Securities ....................................... — 198,735 — 198,735
Liabilities:
Investments Sold Short .................................... — (181,348) — (181,348)
$ — $ 34,759,023 $ — $ 34,759,023
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 34,809 $ — $ 34,809
Foreign currency exchange contracts ............................ — 3,739,430 — 3,739,430
Interest rate contracts ....................................... 85,036 336,209 — 421,245
Liabilities:
Credit contracts ........................................... — (323,025) — (323,025)
Foreign currency exchange contracts ............................ — (3,180,716) — (3,180,716)
Interest rate contracts ....................................... — — — —
$ 85,036 $ 606,707 $ — $ 691,743
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.